Subordinated Debentures - Additional Information (Detail)	1 Months Ended	12 Months Ended
	Apr. 30, 2007 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2007 Trust_Preferred_Securities
Subordinated Borrowing [Line Items]
Redeem and refinance of floating rate subordinated debenture	$ 5,000,000
Refinancing at face value, reduction rate		2.00%
Subordinated debenture, maturity period		30 years
Subordinated debentures, principal amount percentage		100.00%
Minimum [Member]
Subordinated Borrowing [Line Items]
Subordinated debentures may redeem part of principal amount		$ 1,000,000
Futura Ban Corp [Member]
Subordinated Borrowing [Line Items]
Number of additional trust preferred securities acquired | Trust_Preferred_Securities			2
2.60% Debenture [Member]
Subordinated Borrowing [Line Items]
Debt, face amount		$ 12,500,000
Debt, interest rate		2.60%
Redemption of subordinated debentures description		The Company may redeem the subordinated debentures, in whole or in part, in a principal amount with integral multiples of $1,000, on or after June 15, 2010 at 100% of the principal amount, plus accrued and unpaid interest.
Subordinated Debentures [Member]
Subordinated Borrowing [Line Items]
Subordinated debenture, maturity date		Jun. 15, 2035
3.48% Debenture [Member]
Subordinated Borrowing [Line Items]
Debt, face amount		$ 7,500,000
Debt, interest rate		3.48%
1.94% Debenture [Member]
Subordinated Borrowing [Line Items]
Debt, face amount		$ 5,000,000
Debt, interest rate		1.94%
6.05% Fixed Rate Trust Preferred Securities [Member]
Subordinated Borrowing [Line Items]
Debt, face amount		$ 12,500,000
Debt, interest rate		6.05%
Subordinated debenture, maturity term		5 years
2.00% Debenture [Member] | Futura TPF Trust I [Member]
Subordinated Borrowing [Line Items]
Debt, face amount		$ 2,500,000
Debt instrument, variable interest rate percentage		2.00%
2.00% Debenture [Member] | Futura TPF Trust II [Member]
Subordinated Borrowing [Line Items]
Debt, face amount		$ 1,927,000
Debt instrument, variable interest rate percentage		2.00%
Subordinated Debenture [Member]
Subordinated Borrowing [Line Items]
Issuance of Trust Preferred Securities in exchange for Subordinated Debentures		$ 5,000,000
Trust Preferred Securities [Member]
Subordinated Borrowing [Line Items]
Issuance of Trust Preferred Securities in exchange for Subordinated Debentures		7,500,000
Trust Preferred Securities [Member] | Futura TPF Trust I [Member]
Subordinated Borrowing [Line Items]
Acquired trust preferred securities		2,500,000
Trust Preferred Securities [Member] | Futura TPF Trust II [Member]
Subordinated Borrowing [Line Items]
Acquired trust preferred securities		$ 1,927,000